Property and Equipment	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
NOTE 4. PROPERTY AND EQUIPMENT
The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	June 30, 2021	December 31, 2020
Buildings and improvements	5-40	$65,687	$65,629
Equipment and computer related	2-10	5,047	5,139
Land (1)	—	2,776	2,776
Construction in process	—	5	69

		73,515	73,613
Less: accumulated depreciation and amortization		(22,160)	(21,080)

Property and equipment, net		$51,355	$52,533

(2)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 7.4 years.
The following table summarizes total depreciation and amortization expense for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in 000’s)	2021	2020	2021	2020
Depreciation	$543	$544	$1,083	$1,094
Amortization	109	225	219	451

Total depreciation and amortization expense	$652	$769	$1,302	$1,545

NOTE 4. PROPERTY AND EQUIPMENT
The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	September 30, 2021	December 31, 2020
Buildings and improvements	5-40	$65,695	$65,629
Equipment and computer related	2-10	5,067	5,139
Land (1)	—	2,776	2,776
Construction in process	—	—	69

		73,538	73,613
Less: accumulated depreciation and amortization		(22,783)	(21,080)

Property and equipment, net		$50,755	$52,533

(3)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 7.1 years.
The following table summarizes total depreciation and amortization expense for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2021	2020	2021	2020
Depreciation	$542	$537	$1,625	$1,631
Amortization	109	157	328	608

Total depreciation and amortization expense	$651	$694	$1,953	$2,239